Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 26,500	$ 22,511
Bunker inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	17,300	$ 22,500
Trucks and spare parts to be converted into hydrotrucks for resale
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 9,100